Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure Text Block [Abstract]
Accrued Expenses
5. Accrued Expenses
Accrued expenses consisted of the following as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Payroll-related expenses	$7,348	$5,918
Professional services expenses	8,105	4,000
Other accrued expenses	4,718	4,501

Accrued expenses	$20,171	$14,419

7. Accrued Expenses
Accrued expenses consisted of the following as of December 31:

	2024	2023
Payroll-related expenses	$5,918	$5,396
Accrued legal expenses	—	171
Other accrued expenses	8,501	10,906

Accrued expenses	$14,419	$16,473